STOCKHOLDERS' EQUITY (DEFICIT) - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 22, 2021 shares	Dec. 31, 2020 $ / shares shares
Class Of Stock [Line Items]
Dividends declared common stock | $	$ 0
Class A Common Stock
Class Of Stock [Line Items]
Common shares, shares authorized	600,000,000		130,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares outstanding	55,277,061	54,977,061	1,576,137
Common shares, votes per share | Vote	1
Class B Common Stock
Class Of Stock [Line Items]
Common shares, shares authorized	27,000,000		0
Common shares, par value, (per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares outstanding	15,055,288		0
Common shares, votes per share | Vote	20